Goodwill and Intangible Assets (Tables) - NV5 Global, Inc. [Member]	6 Months Ended	12 Months Ended
	Jun. 28, 2025	Dec. 28, 2024
Goodwill and Intangible Assets (Tables) [Line Items]
Schedule of Carrying Value by Reportable Segment

The changes in the carrying value by reportable segment for the six months ended June 28, 2025 were as follows:

	Six Months Ended
	December 28, 2024	2025 Acquisitions	Adjustments	Foreign Currency Translation of non-USD functional currency goodwill	June 28, 2025
INF	$107,821	$2,005	$—	$—	$109,826
BTS	126,344	3,259	588	143	130,334
GEO	345,172	—	—	647	345,819
Total	$579,337	$5,264	$588	$790	$585,979

The changes in the carrying value by reportable segment for the fiscal years 2024 and 2023 were as follows:

	Fiscal Year 2024
	December 30, 2023	Acquisitions	Adjustments	Foreign Currency Translation of non-USD functional currency goodwill	December 28, 2024
INF	$91,658	$16,163	$—	$—	$107,821
BTS	115,945	10,457	—	(58)	126,344
GEO	342,195	2,880	517	(420)	345,172
Total	$549,798	$29,500	$517	$(478)	$579,337

	Fiscal Year 2023
	December 31, 2022	Acquisitions	Adjustments	Foreign Currency Translation of non-USD functional currency goodwill	December 30, 2023
INF	$90,932	$726	$—	$—	$91,658
BTS	111,838	4,077	13	17	115,945
GEO	198,187	144,098	(10)	(80)	342,195
Total	$400,957	$148,901	$3	$(63)	$549,798

Schedule of Intangible Assets, Net

Intangible assets, net, as of June 28, 2025 and December 28, 2024 consist of the following:

	June 28, 2025			December 28, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Amount	Gross Carrying Amount	Accumulated Amortization	Net Amount
Finite-lived intangible assets:
Customer relationships(1)	$335,696	$(167,640)	$168,056	$332,631	$(149,368)	$183,263
Trade name(2)	23,802	(21,603)	2,199	23,656	(20,719)	2,937
Customer backlog(3)	41,312	(39,077)	2,235	39,743	(36,922)	2,821
Non-compete(4)	19,103	(15,506)	3,597	18,515	(14,525)	3,990
Developed technology(5)	39,153	(28,404)	10,749	39,153	(25,572)	13,581
Total finite-lived intangible assets	$459,066	$(272,230)	$186,836	$453,698	$(247,106)	$206,592

(1)	Amortized on a straight-line or sum-of-the-years’ digits basis over estimated lives (2 to 17 years)

(2)	Amortized on a straight-line basis over their estimated lives (1 to 5 years)

(3)	Amortized on a straight-line basis over their estimated lives (1 to 10 years)

(4)	Amortized on a straight-line basis over their contractual lives (1 to 5 years)

(5)	Amortized on a straight-line basis over their estimated lives (5 to 10 years)

Intangible assets, net, at December 28, 2024 and December 30, 2023 were as follows:

	December 28, 2024			December 30, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Amount	Gross Carrying Amount	Accumulated Amortization	Net Amount
Finite-lived intangible assets:
Customer relationships(1)	$332,631	$(149,368)	$183,263	$297,583	$(114,631)	$182,952
Trade name(2)	23,656	(20,719)	2,937	22,384	(18,327)	4,057
Customer backlog(3)	39,743	(36,922)	2,821	33,409	(31,227)	2,182
Non-compete(4)	18,515	(14,525)	3,990	14,821	(12,690)	2,131
Developed technology(5)	39,153	(25,572)	13,581	39,153	(19,816)	19,337
Total finite-lived intangible assets	$453,698	$(247,106)	$206,592	$407,350	$(196,691)	$210,659

(1)	Amortized on a straight-line or sum-of-the-years’ digits basis over estimated lives (2 to 17 years)

(2)	Amortized on a straight-line basis over their estimated lives (1 to 5 years)

(3)	Amortized on a straight-line basis over their estimated lives (1 to 10 years)

(4)	Amortized on a straight-line basis over their contractual lives (1 to 5 years)

(5)	Amortized on a straight-line basis over their estimated lives (5 to 10 years)

Schedule of Weighted Average Useful Lives of Definite-Lived Intangible Assets

The following table summarizes the weighted average useful lives of definite-lived intangible assets acquired during 2024, 2023, and 2022:

	2024	2023	2022
Customer relationships	10.1	12.9	7.5
Trade name	1.7	3.6	1.8
Customer backlog	1.0	1.5	1.4
Non-compete	3.7	3.6	3.6
Developed technology	—	6.8	—

Schedule of Future Estimated Aggregate Amortization Related to Finite-lived Intangible Assets

As of December 28, 2024, the future estimated aggregate amortization related to finite-lived intangible assets for the next five fiscal years and thereafter is as follows:

Fiscal Year	Amount
2025	$47,126
2026	39,849
2027	29,028
2028	21,988
2029	18,413
Thereafter	50,188
Total	$206,592